Property and equipment - Schedule of changes in property in own use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	€ 2,841	€ 3,172
Additions	348	421
Transfers	(24)	11
- Depreciation	(573)	(578)
- Impairments	(33)	(52)
- Reversal of impairments	7	9
Remeasurement	24	28
Disposals	(49)	(89)
Exchange rate differences	(25)	(81)
Closing balance	2,515	2,841
Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	842	940
Additions	175	277
Transfers	1	(42)
- Depreciation	(287)	(291)
- Impairments	(8)	(9)
Disposals	(15)	(12)
Exchange rate differences	(7)	(22)
Closing balance	699	842
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	1,255	1,476
Additions	164	134
Transfers	(20)	(4)
- Depreciation	(271)	(275)
- Impairments	(15)	(35)
- Reversal of impairments	1
Remeasurement	6	8
Disposals	(10)	(14)
Exchange rate differences	4	(35)
Closing balance	1,113	1,255
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	6,472
Closing balance	6,229	6,472
Gross Carrying Amount [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	3,786
Closing balance	3,581	3,786
Gross Carrying Amount [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	1,737
Closing balance	1,738	1,737
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(3,810)
Closing balance	(3,888)	(3,810)
Accumulated Depreciation [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(2,940)
Closing balance	(2,871)	(2,940)
Accumulated Depreciation [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(492)
Closing balance	(644)	(492)
Remeasurement [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	45
Closing balance	48	45
Remeasurement [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	45
Closing balance	48	45
Accumulated Impairment [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(175)
Closing balance	(173)	(175)
Accumulated Impairment [Member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(5)
Closing balance	(10)	(5)
Accumulated Impairment [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(36)
Closing balance	(29)	(36)
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	745	757
Additions	9	10
Transfers	(5)	57
- Depreciation	(15)	(12)
- Impairments	(10)	(8)
- Reversal of impairments	6	9
Remeasurement	17	20
Disposals	(24)	(63)
Exchange rate differences	(21)	(24)
Closing balance	702	745
Property in own use [member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	948
Closing balance	910	948
Property in own use [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(378)
Closing balance	(373)	(378)
Property in own use [member] | Accumulated Impairment [Member]
Disclosure of detailed information about property, plant and equipment [table]
Opening balance	(135)
Closing balance	€ (134)	€ (135)